Income tax expense - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Income tax expense
Income (loss) before tax	€ (8,523)	€ 3,836	€ (17,070)
Tax (expense) income based on expected group tax rate	2,364	(1,056)	4,697
Tax effects of:
Utilization of interest expense carryforwards and recognition of related deferred tax assets			4,118
Non-deductible expense (for local taxes)	(92)	(144)	(727)
Other non-deductible expenses	(8,693)	(14,229)	(19,412)
Tax free income	239	40
Tax rate difference between group and local tax rates and changes in tax rates	62	(194)	(420)
Prior year adjustments	(507)	295	155
(Non-) recognition on deferred tax assets on tax loss carryforwards, utilization of tax losses and tax credits without recognition of deferred tax assets	42	3,500	(4,064)
Others	(12)	53	120
Total income tax expense	€ (6,597)	€ (11,734)	€ (15,534)
Effective total income tax rate (%)	77.40%	305.90%	91.00%